Shareholder Report, Holdings (Details) - Fidelity Series Floating Rate High Income Fund	Sep. 30, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	88.80%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%